Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
As of March 31, 2023 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.0%
		Communication Services: 3.7%
20,080	(1)	Altice USA, Inc.	$68,674	0.0
50,073	(1),(2)	AMC Entertainment Holdings, Inc.	250,866	0.0
559		Cable One, Inc.	392,418	0.0
24,275	(1)	Dish Network Corp. - Class A	226,486	0.0
26,490		Electronic Arts, Inc.	3,190,720	0.3
28,264		Fox Corp. - Class A	962,389	0.1
13,515		Fox Corp. - Class B	423,155	0.1
23,729	(1)	Frontier Communications Parent, Inc.	540,309	0.1
7,446	(1)	IAC, Inc.	384,214	0.0
37,599		Interpublic Group of Cos., Inc.	1,400,187	0.2
1,689	(1)	Liberty Broadband Corp. - Series A	138,701	0.0
11,552	(1)	Liberty Broadband Corp. - Series C	943,798	0.1
2,036	(1)	Liberty Media Corp.- Liberty Formula One A Tracking Stock	137,430	0.0
19,443	(1)	Liberty Media Corp.- Liberty Formula One C Tracking Stock	1,454,920	0.2
7,271	(1)	Liberty Media Corp.- Liberty SiriusXM A Tracking Stock	204,242	0.0
14,994	(1)	Liberty Media Corp.- Liberty SiriusXM C Tracking Stock	419,682	0.1
15,110	(1)	Live Nation Entertainment, Inc.	1,057,700	0.1
99,540		Lumen Technologies, Inc.	263,781	0.0
1,804		Madison Square Garden Sports Corp.	351,509	0.0
27,006	(1)	Match Group, Inc.	1,036,760	0.1
15,734		New York Times Co.	611,738	0.1
36,804		News Corp - Class A	635,605	0.1
11,465		News Corp - Class B	199,835	0.0
3,512		Nexstar Media Group, Inc.	606,382	0.1
19,427		Omnicom Group	1,832,743	0.2
890		Paramount Global - Class A	22,998	0.0
55,882	(2)	Paramount Global - Class B	1,246,727	0.1
57,556	(1)	Pinterest, Inc.	1,569,552	0.2
8,693	(1)	Playtika Holding Corp.	97,883	0.0
43,354	(1)	ROBLOX Corp.	1,950,063	0.2
11,798	(1)	Roku, Inc.	776,544	0.1
67,993	(2)	Sirius XM Holdings, Inc.	269,932	0.0
13,565	(1)	Spotify Technology SA	1,812,555	0.2
16,015	(1)	Take-Two Interactive Software, Inc.	1,910,590	0.2
42,527	(1)	Trade Desk, Inc./The	2,590,320	0.3
9,894	(1)	TripAdvisor, Inc.	196,495	0.0
228,627	(1)	Warner Bros Discovery, Inc.	3,452,268	0.4
4,170	(2)	World Wrestling Entertainment, Inc.	380,554	0.0
26,631	(1)	ZoomInfo Technologies, Inc.	658,052	0.1
			34,668,777	3.7

		Consumer Discretionary: 11.8%
20,249		ADT, Inc.	146,400	0.0
5,739		Advance Auto Parts, Inc.	697,920	0.1
26,201	(1)	Aptiv PLC	2,939,490	0.3
22,786		Aramark	815,739	0.1
3,266	(1)	Autonation, Inc.	438,820	0.0
1,816	(1)	Autozone, Inc.	4,464,000	0.5
22,168		Bath & Body Works, Inc.	810,905	0.1
19,157		Best Buy Co., Inc.	1,499,418	0.2
22,612		BorgWarner, Inc.	1,110,475	0.1
7,397		Boyd Gaming Corp.	474,296	0.1
5,571	(1)	Bright Horizons Family Solutions, Inc.	428,911	0.0
7,000		Brunswick Corp.	574,000	0.1
6,292	(1)	Burlington Stores, Inc.	1,271,613	0.1
19,878	(1)	Caesars Entertainment, Inc.	970,245	0.1
11,875	(1)	Capri Holdings Ltd.	558,125	0.1
15,298	(1)	Carmax, Inc.	983,355	0.1
94,525	(1)	Carnival Corp.	959,429	0.1
3,614		Carter's, Inc.	259,919	0.0
10,011	(1),(2)	Carvana Co.	98,008	0.0
2,664	(1)	Chipotle Mexican Grill, Inc.	4,550,885	0.5
3,116		Choice Hotels International, Inc.	365,164	0.0
3,456		Churchill Downs, Inc.	888,365	0.1
3,489		Columbia Sportswear Co.	314,847	0.0
30,578		D.R. Horton, Inc.	2,987,165	0.3
11,863		Darden Restaurants, Inc.	1,840,663	0.2
2,551	(1)	Deckers Outdoor Corp.	1,146,802	0.1
5,151		Dick's Sporting Goods, Inc.	730,875	0.1
3,418		Domino's Pizza, Inc.	1,127,496	0.1
24,217	(1)	DoorDash, Inc.	1,539,232	0.2
34,288	(1)	DraftKings, Inc.	663,816	0.1
52,621		eBay, Inc.	2,334,794	0.2
12,115	(1)	Etsy, Inc.	1,348,763	0.1
14,290	(1)	Expedia Group, Inc.	1,386,559	0.1
5,288	(1)	Five Below, Inc.	1,089,169	0.1
10,000	(1),(2)	Floor & Decor Holdings, Inc.	982,200	0.1
26,010	(1),(2)	GameStop Corp.	598,750	0.1
18,846		Gap, Inc.	189,214	0.0
14,939		Garmin Ltd.	1,507,644	0.2
22,763		Gentex Corp.	638,047	0.1
13,454		Genuine Parts Co.	2,250,989	0.2
2,970	(1)	Grand Canyon Education, Inc.	338,283	0.0
14,741		H&R Block, Inc.	519,620	0.1
33,766		Hanesbrands, Inc.	177,609	0.0
13,033		Harley-Davidson, Inc.	494,863	0.1
12,730		Hasbro, Inc.	683,474	0.1
25,436		Hilton Worldwide Holdings, Inc.	3,583,169	0.4
4,586	(1)	Hyatt Hotels Corp.	512,669	0.1
10,652		Kohl's Corp.	250,748	0.0
32,052	(1)	Las Vegas Sands Corp.	1,841,387	0.2
5,700		Lear Corp.	795,093	0.1
12,891		Leggett & Platt, Inc.	410,965	0.0
24,302		Lennar Corp. - Class A	2,554,383	0.3
1,434		Lennar Corp. - Class B	128,071	0.0
16,987	(1)	Leslie's, Inc.	187,027	0.0
2,627		Lithia Motors, Inc.	601,399	0.1

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
As of March 31, 2023 (Unaudited) (Continued)

24,222		LKQ Corp.	1,374,841	0.1
56,271	(1),(2)	Lucid Group, Inc.	452,419	0.0
10,825	(1)	Lululemon Athletica, Inc.	3,942,357	0.4
26,109		Macy's, Inc.	456,646	0.1
3,623		Marriott Vacations Worldwide Corp.	488,598	0.1
34,057	(1)	Mattel, Inc.	626,989	0.1
30,681		MGM Resorts International	1,362,850	0.1
7,727	(1),(2)	Mister Car Wash, Inc.	66,607	0.0
5,096	(1)	Mohawk Industries, Inc.	510,721	0.1
36,576		Newell Brands, Inc.	455,005	0.1
10,839	(2)	Nordstrom, Inc.	176,351	0.0
40,520	(1),(2)	Norwegian Cruise Line Holdings Ltd.	544,994	0.1
283	(1)	NVR, Inc.	1,576,930	0.2
6,046	(1)	Ollie's Bargain Outlet Holdings, Inc.	350,305	0.0
6,010	(1)	O'Reilly Automotive, Inc.	5,102,370	0.5
29,859	(1)	Peloton Interactive, Inc.	338,601	0.0
14,966	(1)	Penn Entertainment, Inc.	443,892	0.0
2,499		Penske Auto Group, Inc.	354,383	0.0
7,724	(1)	Petco Health & Wellness Co., Inc.	69,516	0.0
8,086	(1)	Planet Fitness, Inc.	628,040	0.1
5,332		Polaris, Inc.	589,879	0.1
3,686		Pool Corp.	1,262,234	0.1
21,962		Pulte Group, Inc.	1,279,945	0.1
6,107		PVH Corp.	544,500	0.1
24,976	(1),(2)	QuantumScape Corp.	204,304	0.0
3,928		Ralph Lauren Corp.	458,280	0.1
1,761	(1)	RH	428,892	0.0
50,354	(1),(2)	Rivian Automotive, Inc.	779,480	0.1
33,043		Ross Stores, Inc.	3,506,854	0.4
21,343	(1)	Royal Caribbean Cruises Ltd.	1,393,698	0.1
14,492		Service Corp. International	996,760	0.1
7,201	(1)	Six Flags Entertainment Corp.	192,339	0.0
12,961	(1)	Skechers USA, Inc.	615,907	0.1
22,881		Tapestry, Inc.	986,400	0.1
16,111		Tempur Sealy International, Inc.	636,223	0.1
5,001		Thor Industries, Inc.	398,280	0.0
10,680		Toll Brothers, Inc.	641,120	0.1
3,090	(1)	TopBuild Corp.	643,153	0.1
10,701		Tractor Supply Co.	2,515,163	0.3
7,726		Travel + Leisure Co.	302,859	0.0
4,884	(1)	Ulta Beauty, Inc.	2,665,052	0.3
18,255	(1)	Under Armour, Inc. - Class A	173,240	0.0
18,395	(1)	Under Armour, Inc. - Class C	156,909	0.0
3,897		Vail Resorts, Inc.	910,651	0.1
33,874		VF Corp.	776,053	0.1
7,859	(1)	Victoria's Secret & Co.	268,385	0.0
7,641	(1),(2)	Wayfair, Inc.	262,392	0.0
16,522		Wendy's Company	359,849	0.0
5,167		Whirlpool Corp.	682,147	0.1
6,419		Williams-Sonoma, Inc.	780,936	0.1
8,410		Wyndham Hotels & Resorts, Inc.	570,618	0.1
10,098	(1)	Wynn Resorts Ltd.	1,130,067	0.1
8,356	(1)	YETI Holdings, Inc.	334,240	0.0
27,330		Yum! Brands, Inc.	3,609,746	0.4
			111,440,237	11.8

		Consumer Staples: 4.0%
22,577		Albertsons Cos, Inc.	469,150	0.1
12,982	(1)	BJ's Wholesale Club Holdings, Inc.	987,541	0.1
915	(1)	Boston Beer Co., Inc.	300,760	0.0
4,407		Brown-Forman Corp. - Class A	287,292	0.0
17,784		Brown-Forman Corp. - Class B	1,142,978	0.1
13,404		Bunge Ltd.	1,280,350	0.1
18,783		Campbell Soup Co.	1,032,689	0.1
3,591		Casey's General Stores, Inc.	777,308	0.1
23,531		Church & Dwight Co., Inc.	2,080,376	0.2
11,942		Clorox Co.	1,889,702	0.2
45,614		Conagra Brands, Inc.	1,713,262	0.2
34,045	(1)	Coty, Inc - Class A	410,583	0.0
15,502	(1)	Darling Ingredients, Inc.	905,317	0.1
20,233	(1)	Dollar Tree, Inc.	2,904,447	0.3
18,159		Flowers Foods, Inc.	497,738	0.1
4,404	(1)	Freshpet, Inc.	291,501	0.0
8,546	(1)	Grocery Outlet Holding Corp.	241,510	0.0
14,146		Hershey Co.	3,598,884	0.4
27,781		Hormel Foods Corp.	1,107,906	0.1
6,350		Ingredion, Inc.	645,985	0.1
9,989		JM Smucker Co.	1,571,969	0.2
24,707		Kellogg Co.	1,654,381	0.2
63,551		Kroger Co.	3,137,513	0.3
13,965		Lamb Weston Holdings, Inc.	1,459,622	0.2
24,293		McCormick & Co., Inc.	2,021,421	0.2
16,960		Molson Coors Beverage Co.	876,493	0.1
11,929	(1)	Olaplex Holdings, Inc.	50,937	0.0
14,734	(1)	Performance Food Group Co.	889,050	0.1
4,468	(1)	Pilgrim's Pride Corp.	103,568	0.0
5,225	(1)	Post Holdings, Inc.	469,571	0.1
5,261		Reynolds Consumer Products, Inc.	144,677	0.0
25		Seaboard Corp.	94,250	0.0
3,860		Spectrum Brands Holdings, Inc.	255,609	0.0
26,961		Tyson Foods, Inc.	1,599,326	0.2
19,552	(1)	US Foods Holding Corp.	722,251	0.1
			37,615,917	4.0

		Energy: 4.6%
32,575		Antero Midstream Corp.	341,712	0.0
27,477	(1)	Antero Resources Corp.	634,444	0.1
31,042		APA Corp.	1,119,375	0.1
91,272		Baker Hughes Co.	2,634,110	0.3
24,123		Cheniere Energy, Inc.	3,801,785	0.4
11,734		Chesapeake Energy Corp.	892,253	0.1
76,051		Coterra Energy, Inc.	1,866,292	0.2
63,039		Devon Energy Corp.	3,190,404	0.3
17,350		Diamondback Energy, Inc.	2,345,200	0.2
9,389		DT Midstream, Inc.	463,535	0.0
2,938	(2)	Enviva, Inc.	84,849	0.0
35,709		EQT Corp.	1,139,474	0.1
87,077		Halliburton Co.	2,755,116	0.3
27,291		Hess Corp.	3,611,691	0.4
13,070		HF Sinclair Corp.	632,327	0.1
61,346		Marathon Oil Corp.	1,469,850	0.1
5,338		New Fortress Energy, Inc.	157,097	0.0
37,921		NOV, Inc.	701,918	0.1
43,080		Oneok, Inc.	2,737,303	0.3

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
As of March 31, 2023 (Unaudited) (Continued)

23,780		Ovintiv, Inc.	857,982	0.1
8,508		PDC Energy, Inc.	546,043	0.1
45,177		Phillips 66	4,580,044	0.5
22,816		Range Resources Corp.	603,940	0.1
106,608	(1)	Southwestern Energy Co.	533,040	0.0
21,894		Targa Resources Corp.	1,597,167	0.2
555		Texas Pacific Land Corp.	944,066	0.1
2,390		Vitesse Energy, Inc.	45,482	0.0
118,054		Williams Cos., Inc.	3,525,092	0.4
			43,811,591	4.6

		Financials: 13.1%
3,622		Affiliated Managers Group, Inc.	515,845	0.1
21,431	(1),(2)	Affirm Holdings, Inc.	241,527	0.0
59,133		Aflac, Inc.	3,815,261	0.4
55,275		AGNC Investment Corp.	557,172	0.1
25,618		Allstate Corp.	2,838,731	0.3
28,911		Ally Financial, Inc.	736,941	0.1
6,519		American Financial Group, Inc.	792,059	0.1
10,194		Ameriprise Financial, Inc.	3,124,461	0.3
45,286		Annaly Capital Management, Inc.	865,415	0.1
46,864		Apollo Global Management, Inc.	2,959,930	0.3
34,322	(1)	Arch Capital Group Ltd.	2,329,434	0.2
14,860		Ares Management Corp.	1,239,918	0.1
20,164		Arthur J. Gallagher & Co.	3,857,575	0.4
5,155		Assurant, Inc.	618,961	0.1
5,580		Assured Guaranty Ltd.	280,507	0.0
7,538		Axis Capital Holdings Ltd.	410,972	0.0
3,795		Bank of Hawaii Corp.	197,644	0.0
71,193		Bank of New York Mellon Corp.	3,235,010	0.3
10,833		Bank OZK	370,489	0.0
40,875		Blue Owl Capital, Inc.	452,895	0.1
2,812		BOK Financial Corp.	237,361	0.0
6,586	(1)	Brighthouse Financial, Inc.	290,508	0.0
22,906		Brown & Brown, Inc.	1,315,263	0.1
20,059		Carlyle Group, Inc./The	623,033	0.1
10,258		Cboe Global Markets, Inc.	1,377,034	0.1
14,855		Cincinnati Financial Corp.	1,664,948	0.2
47,315		Citizens Financial Group, Inc.	1,436,957	0.2
2,618		CNA Financial Corp.	102,181	0.0
15,472	(1),(2)	Coinbase Global, Inc.	1,045,443	0.1
20,059		Columbia Banking System, Inc.	429,664	0.0
12,656		Comerica, Inc.	549,524	0.1
11,015		Commerce Bancshares, Inc.	642,725	0.1
7,768		Corebridge Financial, Inc.	124,443	0.0
644	(1)	Credit Acceptance Corp.	280,810	0.0
5,651		Cullen/Frost Bankers, Inc.	595,276	0.1
25,847		Discover Financial Services	2,554,718	0.3
13,702		East West Bancorp, Inc.	760,461	0.1
35,713		Equitable Holdings, Inc.	906,753	0.1
2,429		Erie Indemnity Co.	562,702	0.1
4,575	(1)	Euronet Worldwide, Inc.	511,943	0.1
3,532		Evercore, Inc.	407,522	0.0
3,771		Everest Re Group Ltd.	1,350,093	0.1
1,766		F&G Annuities & Life, Inc.	32,000	0.0
3,678		Factset Research Systems, Inc.	1,526,701	0.2
25,168		Fidelity National Financial, Inc.	879,118	0.1
66,027		Fifth Third Bancorp	1,758,959	0.2
9,774		First American Financial Corp.	544,021	0.1
1,064		First Citizens BancShares, Inc.	1,035,378	0.1
12,375		First Hawaiian, Inc.	255,296	0.0
51,271		First Horizon Corp.	911,598	0.1
17,954		First Republic Bank	251,176	0.0
6,957	(1)	FleetCor Technologies, Inc.	1,466,883	0.2
34,674		FNB Corp.	402,218	0.0
27,647		Franklin Resources, Inc.	744,810	0.1
25,304		Global Payments, Inc.	2,662,993	0.3
8,664		Globe Life, Inc.	953,213	0.1
3,429		Hanover Insurance Group, Inc.	440,627	0.1
30,768		Hartford Financial Services Group, Inc.	2,144,222	0.2
139,070		Huntington Bancshares, Inc.	1,557,584	0.2
8,996		Interactive Brokers Group, Inc.	742,710	0.1
36,178		Invesco Ltd.	593,319	0.1
7,032		Jack Henry & Associates, Inc.	1,059,863	0.1
13,177		Janus Henderson Group PLC	351,035	0.0
19,168		Jefferies Financial Group, Inc.	608,392	0.1
6,154		Kemper Corp.	336,378	0.0
90,039		Keycorp	1,127,288	0.1
55,429		KKR & Co., Inc.	2,911,131	0.3
8,020		Lazard Ltd.	265,542	0.0
16,439		Lincoln National Corp.	369,384	0.0
18,840		Loews Corp.	1,093,097	0.1
7,714		LPL Financial Holdings, Inc.	1,561,314	0.2
16,661		M&T Bank Corp.	1,992,156	0.2
1,281	(1)	Markel Corp.	1,636,362	0.2
3,599		MarketAxess Holdings, Inc.	1,408,253	0.2
28,613		MGIC Investment Corp.	383,986	0.0
2,409		Morningstar, Inc.	489,099	0.1
7,530		MSCI, Inc. - Class A	4,214,466	0.4
33,319		Nasdaq, Inc.	1,821,550	0.2
64,849		New York Community Bancorp., Inc.	586,235	0.1
19,918		Northern Trust Corp.	1,755,373	0.2
27,050		Old Republic International Corp.	675,439	0.1
11,120		OneMain Holdings, Inc.	412,330	0.0
11,154		PacWest Bancorp	108,528	0.0
7,261		Pinnacle Financial Partners, Inc.	400,517	0.0
6,837		Popular, Inc.	392,512	0.0
3,552		Primerica, Inc.	611,797	0.1
23,465		Principal Financial Group, Inc.	1,743,919	0.2
8,483		Prosperity Bancshares, Inc.	521,874	0.1
35,691		Prudential Financial, Inc.	2,953,073	0.3
18,864		Raymond James Financial, Inc.	1,759,445	0.2
90,576		Regions Financial Corp.	1,681,091	0.2

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
As of March 31, 2023 (Unaudited) (Continued)

6,474		Reinsurance Group of America, Inc.	859,488	0.1
4,171		RenaissanceRe Holdings Ltd.	835,618	0.1
41,943		Rithm Capital Corp.	335,544	0.0
55,356	(1)	Robinhood Markets, Inc.	537,507	0.1
10,888	(1),(2)	Rocket Cos, Inc.	98,645	0.0
7,968	(1)	Ryan Specialty Holdings, Inc.	320,632	0.0
9,963		SEI Investments Co.	573,371	0.1
4,890	(1)	Shift4 Payments, Inc.	370,662	0.0
23,199		SLM Corp.	287,436	0.0
78,055	(1),(2)	SoFi Technologies, Inc.	473,794	0.1
28,297	(2)	Starwood Property Trust, Inc.	500,574	0.1
33,803		State Street Corp.	2,558,549	0.3
9,894		Stifel Financial Corp.	584,636	0.1
42,202		Synchrony Financial	1,227,234	0.1
13,948		Synovus Financial Corp.	430,017	0.0
21,323		T. Rowe Price Group, Inc.	2,407,367	0.3
4,807		TFS Financial Corp.	60,712	0.0
24,702	(1)	Toast, Inc.	438,461	0.0
10,433		Tradeweb Markets, Inc.	824,416	0.1
19,198		Unum Group	759,473	0.1
6,769	(1),(2)	Upstart Holdings, Inc.	107,559	0.0
8,898	(2)	UWM Holdings Corp.	43,689	0.0
9,140		Virtu Financial, Inc.	172,746	0.0
9,430	(3)	Voya Financial, Inc.	673,868	0.1
16,744		Webster Financial Corp.	660,048	0.1
10,244		Western Alliance Bancorp.	364,072	0.0
36,069		Western Union Co.	402,169	0.0
4,216	(1)	WEX, Inc.	775,280	0.1
242		White Mountains Insurance Group Ltd.	333,353	0.0
10,432		Willis Towers Watson PLC	2,424,188	0.3
5,804		Wintrust Financial Corp.	423,402	0.0
19,948		WR Berkley Corp.	1,241,963	0.1
14,264		Zions Bancorp NA	426,922	0.0
			123,877,759	13.1

		Health Care: 10.8%
8,916	(1)	10X Genomics, Inc.	497,424	0.1
8,627	(1)	Acadia Healthcare Co., Inc.	623,301	0.1
28,670		Agilent Technologies, Inc.	3,966,208	0.4
18,317	(1),(2)	agilon health, Inc.	435,029	0.0
7,603	(1)	Align Technology, Inc.	2,540,466	0.3
11,912	(1)	Alnylam Pharmaceuticals, Inc.	2,386,212	0.3
3,098	(1)	Amedisys, Inc.	227,858	0.0
15,800		AmerisourceBergen Corp.	2,529,738	0.3
59,092	(1)	Avantor, Inc.	1,249,205	0.1
6,618	(1)	Azenta, Inc.	295,295	0.0
13,893	(1)	Biogen, Inc.	3,862,671	0.4
17,882	(1)	BioMarin Pharmaceutical, Inc.	1,738,846	0.2
2,071	(1)	Bio-Rad Laboratories, Inc.	992,050	0.1
15,075		Bio-Techne Corp.	1,118,414	0.1
10,388		Bruker Corp.	818,990	0.1
24,969		Cardinal Health, Inc.	1,885,159	0.2
17,338	(1)	Catalent, Inc.	1,139,280	0.1
11,260	(1)	Certara, Inc.	271,479	0.0
4,885	(1)	Charles River Laboratories International, Inc.	985,891	0.1
1,415		Chemed Corp.	760,916	0.1
4,708		Cooper Cos., Inc.	1,757,779	0.2
5,389	(1)	DaVita, Inc.	437,102	0.1
3,285	(1)	Definitive Healthcare Corp.	33,934	0.0
20,761		Dentsply Sirona, Inc.	815,492	0.1
37,355	(1)	DexCom, Inc.	4,339,904	0.5
10,830	(1),(2)	Doximity, Inc.	350,675	0.0
43,142	(1)	Elanco Animal Health, Inc.	405,535	0.0
9,488		Encompass Health Corp.	513,301	0.1
4,700	(1)	Enhabit, Inc.	65,377	0.0
4,905	(1)	Enovis Corp.	262,368	0.0
15,768	(1)	Envista Holdings Corp.	644,596	0.1
16,938	(1)	Exact Sciences Corp.	1,148,566	0.1
30,987	(1)	Exelixis, Inc.	601,458	0.1
7,478	(1)	Globus Medical, Inc.	423,554	0.0
9,442	(1)	Guardant Health, Inc.	221,320	0.0
13,099	(1)	Henry Schein, Inc.	1,068,092	0.1
23,566	(1)	Hologic, Inc.	1,901,776	0.2
21,451	(1)	Horizon Therapeutics Plc	2,341,162	0.3
1,954	(1)	ICU Medical, Inc.	322,332	0.0
7,966	(1)	Idexx Laboratories, Inc.	3,983,637	0.4
17,684	(1)	Incyte Corp., Ltd.	1,278,023	0.1
6,671	(1)	Insulet Corp.	2,127,782	0.2
7,016	(1)	Integra LifeSciences Holdings Corp.	402,789	0.0
13,684	(1)	Ionis Pharmaceuticals, Inc.	489,066	0.1
17,980	(1)	IQVIA Holdings, Inc.	3,576,042	0.4
5,965	(1)	Jazz Pharmaceuticals PLC	872,858	0.1
8,581		Laboratory Corp. of America Holdings	1,968,653	0.2
10,639	(1)	Maravai LifeSciences Holdings, Inc.	149,052	0.0
4,596	(1)	Masimo Corp.	848,146	0.1
2,131	(1)	Mettler Toledo International, Inc.	3,260,878	0.3
4,324	(1)	Mirati Therapeutics, Inc.	160,766	0.0
5,550	(1)	Molina Healthcare, Inc.	1,484,570	0.2
9,463	(1)	Natera, Inc.	525,386	0.1
9,280	(1)	Neurocrine Biosciences, Inc.	939,322	0.1
8,250	(1),(2)	Novavax, Inc.	57,173	0.0
10,010	(1)	Novocure Ltd.	602,001	0.1
11,286	(1)	Oak Street Health, Inc.	436,542	0.0
24,620		Organon & Co.	579,062	0.1
3,455	(1)	Penumbra, Inc.	962,874	0.1
12,222		PerkinElmer, Inc.	1,628,704	0.2
13,011		Perrigo Co. PLC	466,705	0.1
11,406		Premier, Inc.	369,212	0.0
21,978	(1)	QIAGEN NV	1,009,450	0.1
10,720		Quest Diagnostics, Inc.	1,516,666	0.2
4,723	(1)	QuidelOrtho Corp.	420,772	0.0
5,358	(1)	Repligen Corp.	902,073	0.1
14,002		Resmed, Inc.	3,066,298	0.3
36,040		Royalty Pharma PLC	1,298,521	0.1
8,153	(1)	Sarepta Therapeutics, Inc.	1,123,728	0.1
13,174	(1)	Seagen, Inc.	2,667,340	0.3
9,575	(1)	Sotera Health Co.	171,488	0.0
9,670		STERIS Public Ltd. Co.	1,849,678	0.2
9,928	(1)	Syneos Health, Inc.	353,635	0.0
6,182	(1)	Tandem Diabetes Care, Inc.	251,051	0.0
15,558	(1)	Teladoc Health, Inc.	402,952	0.0

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
As of March 31, 2023 (Unaudited) (Continued)

4,546		Teleflex, Inc.	1,151,547	0.1
10,298	(1)	Tenet Healthcare Corp.	611,907	0.1
6,469	(1)	Ultragenyx Pharmaceutical, Inc.	259,407	0.0
4,322	(1)	United Therapeutics Corp.	967,955	0.1
6,011		Universal Health Services, Inc.	763,998	0.1
13,504	(1)	Veeva Systems, Inc.	2,481,900	0.3
117,416		Viatris, Inc.	1,129,542	0.1
5,724	(1)	Waters Corp.	1,772,322	0.2
7,176		West Pharmaceutical Services, Inc.	2,486,269	0.3
20,332		Zimmer Biomet Holdings, Inc.	2,626,894	0.3
			102,433,391	10.8

		Industrials: 17.0%
3,106		Acuity Brands, Inc.	567,559	0.1
6,034		Advanced Drainage Systems, Inc.	508,123	0.1
12,759		AECOM	1,075,839	0.1
6,014		AGCO Corp.	813,093	0.1
10,065		Air Lease Corp.	396,259	0.0
12,122	(1)	Alaska Air Group, Inc.	508,639	0.1
8,490		Allegion Public Ltd.	906,138	0.1
8,924		Allison Transmission Holdings, Inc.	403,722	0.0
62,579	(1)	American Airlines Group, Inc.	923,040	0.1
22,331		Ametek, Inc.	3,245,364	0.3
12,121		AO Smith Corp.	838,167	0.1
4,388		Armstrong World Industries, Inc.	312,601	0.0
2,474	(1)	Avis Budget Group, Inc.	481,935	0.1
6,545	(1)	Axon Enterprise, Inc.	1,471,643	0.2
10,777	(1)	AZEK Co., Inc./The	253,691	0.0
12,720		Booz Allen Hamilton Holding Corp.	1,179,017	0.1
11,307		Broadridge Financial Solutions, Inc. ADR	1,657,267	0.2
14,090	(1)	Builders FirstSource, Inc.	1,250,910	0.1
8,845		BWX Technologies, Inc.	557,589	0.1
2,244	(1)	CACI International, Inc.	664,852	0.1
4,983		Carlisle Cos., Inc.	1,126,507	0.1
81,002		Carrier Global Corp.	3,705,841	0.4
11,245		CH Robinson Worldwide, Inc.	1,117,416	0.1
24,521	(1),(2)	ChargePoint Holdings, Inc.	256,735	0.0
8,390		Cintas Corp.	3,881,885	0.4
45,734	(1)	Clarivate PLC	429,442	0.0
4,938	(1)	Clean Harbors, Inc.	703,961	0.1
4,118		Concentrix Corp.	500,543	0.1
2,753	(1)	Copa Holdings S.A.- Class A	254,240	0.0
41,308	(1)	Copart, Inc.	3,106,775	0.3
7,106	(1),(2)	Core & Main, Inc.	164,149	0.0
39,088	(1)	CoStar Group, Inc.	2,691,209	0.3
4,557		Crane Holdings Co.	517,219	0.1
13,659		Cummins, Inc.	3,262,862	0.3
3,710		Curtiss-Wright Corp.	653,925	0.1
62,033	(1)	Delta Air Lines, Inc.	2,166,192	0.2
11,769		Donaldson Co., Inc.	768,986	0.1
13,574		Dover Corp.	2,062,434	0.2
6,026	(1)	Driven Brands Holdings, Inc.	182,648	0.0
24,358		Dun & Bradstreet Holdings, Inc.	285,963	0.0
11,779		Equifax, Inc.	2,389,252	0.3
5,491		Esab Corp.	324,353	0.0
15,372		Expeditors International Washington, Inc.	1,692,765	0.2
55,787		Fastenal Co.	3,009,151	0.3
12,615		Flowserve Corp.	428,910	0.0
34,315		Fortive Corp.	2,339,253	0.2
12,382		Fortune Brands Innovations, Inc.	727,195	0.1
3,265	(1)	FTI Consulting, Inc.	644,348	0.1
10,454	(1)	Gates Industrial Corp. PLC	145,206	0.0
6,036	(1)	Generac Holdings, Inc.	651,948	0.1
17,288		Genpact Ltd.	799,051	0.1
16,262		Graco, Inc.	1,187,289	0.1
10,234	(1)	GXO Logistics, Inc.	516,408	0.1
6,464	(1)	Hayward Holdings, Inc.	75,758	0.0
7,649		Heico Corp. - Class A - HEI.A	1,039,499	0.1
4,356		Heico Corp. - HEI	745,050	0.1
17,659	(1),(2)	Hertz Global Holdings, Inc.	287,665	0.0
8,118		Hexcel Corp.	554,053	0.1
35,960		Howmet Aerospace, Inc.	1,523,625	0.2
5,188		Hubbell, Inc.	1,262,292	0.1
3,813		Huntington Ingalls Industries, Inc.	789,367	0.1
7,361		IDEX Corp.	1,700,612	0.2
39,365		Ingersoll Rand, Inc.	2,290,256	0.2
8,088		ITT, Inc.	697,994	0.1
12,201		Jacobs Solutions, Inc.	1,433,739	0.2
7,986		JB Hunt Transport Services, Inc.	1,401,224	0.2
31,074	(1)	JetBlue Airways Corp.	226,219	0.0
13,203		KBR, Inc.	726,825	0.1
5,783	(1)	Kirby Corp.	403,075	0.0
15,115		Knight-Swift Transportation Holdings, Inc.	855,207	0.1
3,456		Landstar System, Inc.	619,523	0.1
13,199		Leidos Holdings, Inc.	1,215,100	0.1
3,095		Lennox International, Inc.	777,712	0.1
5,428		Lincoln Electric Holdings, Inc.	917,875	0.1
31,584	(1)	Lyft, Inc.	292,784	0.0
4,868		Manpowergroup, Inc.	401,756	0.0
21,830		Masco Corp.	1,085,388	0.1
5,906	(1)	Mastec, Inc.	557,763	0.1
12,391	(1)	Masterbrand, Inc.	99,624	0.0
19,570		MDU Resources Group, Inc.	596,494	0.1
4,766	(1)	Mercury Systems, Inc.	243,638	0.0
5,180	(1)	Middleby Corp.	759,440	0.1
3,576		MSA Safety, Inc.	477,396	0.1
4,476		MSC Industrial Direct Co.	375,984	0.0
5,542		Nordson Corp.	1,231,765	0.1
16,005		nVent Electric PLC	687,255	0.1
9,626		Old Dominion Freight Line	3,280,926	0.3
6,362		Oshkosh Corp.	529,191	0.1
40,407		Otis Worldwide Corp.	3,410,351	0.4
9,038		Owens Corning, Inc.	865,840	0.1
49,599		Paccar, Inc.	3,630,647	0.4
12,404		Parker Hannifin Corp.	4,169,108	0.4
31,263		Paychex, Inc.	3,582,427	0.4
15,942		Pentair PLC	881,114	0.1
50,324	(1),(2)	Plug Power, Inc.	589,797	0.1
13,789		Quanta Services, Inc.	2,297,799	0.2
6,308		Regal Rexnord Corp.	887,725	0.1
19,987		Republic Services, Inc.	2,702,642	0.3

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
As of March 31, 2023 (Unaudited) (Continued)

6,810		Ritchie Bros Auctioneers, Inc.	383,335	0.0
10,240		Robert Half International, Inc.	825,037	0.1
11,132		Rockwell Automation, Inc.	3,266,685	0.3
22,448		Rollins, Inc.	842,473	0.1
11,005	(1)	RXO, Inc.	216,138	0.0
4,706		Ryder System, Inc.	419,963	0.0
5,233		Schneider National, Inc.	139,983	0.0
5,326		Science Applications International Corp.	572,332	0.1
14,650		Sensata Technologies Holding PLC	732,793	0.1
4,310	(1)	SiteOne Landscape Supply, Inc.	589,910	0.1
5,095		Snap-On, Inc.	1,257,905	0.1
57,390		Southwest Airlines Co.	1,867,471	0.2
10,110		Spirit Aerosystems Holdings, Inc.	349,098	0.0
21,379		SS&C Technologies Holdings, Inc.	1,207,272	0.1
14,308		Stanley Black & Decker, Inc.	1,152,939	0.1
8,880	(1)	Stericycle, Inc.	387,257	0.0
20,179	(1)	Sunrun, Inc.	406,607	0.0
5,094		Tetra Tech, Inc.	748,359	0.1
20,205		Textron, Inc.	1,427,079	0.2
5,925		Timken Co.	484,191	0.1
10,111		Toro Co.	1,123,939	0.1
22,270		Trane Technologies PLC	4,097,235	0.4
4,977		TransDigm Group, Inc.	3,668,298	0.4
18,648		TransUnion	1,158,787	0.1
10,673	(1)	Trex Co., Inc.	519,455	0.1
864		U-Haul Holding Co.	51,538	0.0
7,845		U-Haul Holding Co. - Non-Voting	406,763	0.0
31,606	(1)	United Airlines Holdings, Inc.	1,398,565	0.1
6,767		United Rentals, Inc.	2,678,108	0.3
15,577	(1)	Univar Solutions, Inc.	545,662	0.1
2,035		Valmont Industries, Inc.	649,735	0.1
15,054		Verisk Analytics, Inc.	2,888,260	0.3
29,411		Vertiv Holdings Co.	420,871	0.0
3,192		Watsco, Inc.	1,015,567	0.1
4,316		Wesco International, Inc.	666,995	0.1
17,541		Westinghouse Air Brake Technologies Corp.	1,772,693	0.2
19,705	(1)	WillScot Mobile Mini Holdings Corp.	923,770	0.1
5,616		Woodward, Inc.	546,830	0.1
4,367		WW Grainger, Inc.	3,008,033	0.3
9,917	(1)	XPO, Inc.	316,352	0.0
17,358		Xylem, Inc.	1,817,383	0.2
			160,840,699	17.0

		Information Technology: 14.9%
15,010	(1)	Akamai Technologies, Inc.	1,175,283	0.1
6,421	(1)	Allegro MicroSystems, Inc.	308,144	0.0
5,817	(1)	Alteryx, Inc.	342,272	0.0
11,511		Amdocs Ltd.	1,105,401	0.1
56,761		Amphenol Corp.	4,638,509	0.5
8,429	(1)	ANSYS, Inc.	2,805,171	0.3
21,203	(1)	AppLovin Corp.	333,947	0.0
23,847	(1)	Arista Networks, Inc.	4,002,957	0.4
5,624	(1)	Arrow Electronics, Inc.	702,269	0.1
2,612	(1)	Aspen Technology, Inc.	597,808	0.1
8,810		Avnet, Inc.	398,212	0.0
16,335		Bentley Systems, Inc.	702,242	0.1
9,582	(1)	Bill.com Holdings, Inc.	777,484	0.1
14,974	(1)	Black Knight, Inc.	861,903	0.1
26,441	(1)	Cadence Design Systems, Inc.	5,554,990	0.6
16,556	(1)	CCC Intelligent Solutions Holdings, Inc.	148,507	0.0
13,103		CDW Corp.	2,553,644	0.3
13,259	(1)	Ceridian HCM Holding, Inc.	970,824	0.1
14,276	(1)	Ciena Corp.	749,776	0.1
5,308	(1)	Cirrus Logic, Inc.	580,589	0.1
27,405	(1)	Cloudflare, Inc.	1,689,792	0.2
16,835		Cognex Corp.	834,174	0.1
11,496	(1)	Coherent Corp.	437,768	0.0
12,033	(1)	Confluent, Inc.	289,634	0.0
71,303		Corning, Inc.	2,515,570	0.3
20,874	(1)	Crowdstrike Holdings, Inc.	2,865,165	0.3
25,729	(1)	Datadog, Inc.	1,869,469	0.2
22,891		Dell Technologies, Inc.	920,447	0.1
19,142	(1)	DocuSign, Inc.	1,115,979	0.1
5,734		Dolby Laboratories, Inc.	489,798	0.1
8,318	(1)	DoubleVerify Holdings, Inc.	250,788	0.0
25,991	(1)	Dropbox, Inc.	561,925	0.1
22,287	(1)	DXC Technology Co.	569,656	0.1
20,967	(1)	Dynatrace, Inc.	886,904	0.1
7,497	(1)	Elastic NV	434,076	0.0
12,684	(1)	Enphase Energy, Inc.	2,667,192	0.3
14,380		Entegris, Inc.	1,179,304	0.1
5,319	(1)	EPAM Systems, Inc.	1,590,381	0.2
5,769	(1)	F5, Inc.	840,486	0.1
2,353	(1)	Fair Isaac Corp.	1,653,430	0.2
10,293	(1)	First Solar, Inc.	2,238,728	0.2
6,783	(1)	Five9, Inc.	490,343	0.1
62,540	(1)	Fortinet, Inc.	4,156,408	0.4
7,438	(1)	Gartner, Inc.	2,423,077	0.3
53,181		Gen Digital, Inc.	912,586	0.1
6,143	(1)	GLOBALFOUNDRIES, Inc.	443,402	0.0
3,944	(1)	Globant SA	646,855	0.1
15,162	(1)	GoDaddy, Inc.	1,178,391	0.1
7,940	(1)	Guidewire Software, Inc.	651,477	0.1
124,565		Hewlett Packard Enterprise Co.	1,984,321	0.2
95,233		HP, Inc.	2,795,089	0.3
4,487	(1)	HubSpot, Inc.	1,923,801	0.2
3,533	(1),(2)	Informatica, Inc.	57,941	0.0
3,159	(1)	IPG Photonics Corp.	389,536	0.0
12,605		Jabil, Inc.	1,111,257	0.1
6,410	(1)	Jamf Holding Corp.	124,482	0.0
30,964		Juniper Networks, Inc.	1,065,781	0.1
17,370	(1)	Keysight Technologies, Inc.	2,804,908	0.3
19,800	(1)	Kyndryl Holdings, Inc.	292,248	0.0
13,148	(1)	Lattice Semiconductor Corp.	1,255,634	0.1
2,342		Littelfuse, Inc.	627,867	0.1
6,599	(1)	Lumentum Holdings, Inc.	356,412	0.0
6,011	(1)	Manhattan Associates, Inc.	930,803	0.1
51,589		Microchip Technology, Inc.	4,322,126	0.5
5,551		MKS Instruments, Inc.	491,930	0.1
6,426	(1)	MongoDB, Inc.	1,498,029	0.2
4,442		Monolithic Power Systems, Inc.	2,223,399	0.2
15,958		Motorola Solutions, Inc.	4,566,063	0.5

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
As of March 31, 2023 (Unaudited) (Continued)

12,669		National Instruments Corp.	663,982	0.1
6,746	(1)	nCino, Inc.	167,166	0.0
12,442	(1)	NCR Corp.	293,507	0.0
21,057		NetApp, Inc.	1,344,489	0.1
5,162	(1)	New Relic, Inc.	388,647	0.0
22,250	(1)	Nutanix, Inc.	578,278	0.1
14,658	(1)	Okta, Inc.	1,264,106	0.1
42,046	(1)	ON Semiconductor Corp.	3,461,227	0.4
178,267	(1)	Palantir Technologies, Inc.	1,506,356	0.2
4,961	(1)	Paycom Software, Inc.	1,508,194	0.2
5,888	(1)	Paycor HCM, Inc.	156,150	0.0
3,892	(1)	Paylocity Holding Corp.	773,652	0.1
4,005		Pegasystems, Inc.	194,162	0.0
6,889	(1)	Procore Technologies, Inc.	431,458	0.0
10,318	(1)	PTC, Inc.	1,323,077	0.1
27,632	(1)	Pure Storage, Inc. - Class A	704,892	0.1
9,653	(1)	Qorvo, Inc.	980,455	0.1
8,255	(1)	RingCentral, Inc.	253,181	0.0
18,501	(1)	SentinelOne, Inc.	302,676	0.0
15,394		Skyworks Solutions, Inc.	1,816,184	0.2
12,318	(1)	Smartsheet, Inc.	588,800	0.1
15,767	(1)	Splunk, Inc.	1,511,740	0.2
14,777	(1)	Synopsys, Inc.	5,707,616	0.6
4,523		TD SYNNEX Corp.	437,781	0.0
4,487	(1)	Teledyne Technologies, Inc.	2,007,304	0.2
9,914	(1)	Teradata Corp.	399,336	0.0
15,175		Teradyne, Inc.	1,631,464	0.2
8,372	(1)	Thoughtworks Holding, Inc.	61,618	0.0
23,856	(1)	Trimble, Inc.	1,250,532	0.1
16,878	(1)	Twilio, Inc.	1,124,581	0.1
3,987	(1)	Tyler Technologies, Inc.	1,413,950	0.2
402		Ubiquiti, Inc.	109,219	0.0
36,522	(1)	UiPath, Inc.	641,326	0.1
22,874	(1),(2)	Unity Software, Inc.	742,033	0.1
4,209		Universal Display Corp.	652,942	0.1
8,991	(1)	VeriSign, Inc.	1,900,068	0.2
7,036	(1)	Viasat, Inc.	238,098	0.0
15,295		Vontier Corp.	418,165	0.0
30,800	(1)	Western Digital Corp.	1,160,236	0.1
5,341	(1)	Wix.com Ltd.	533,032	0.1
11,931	(1)	Wolfspeed, Inc.	774,918	0.1
5,000	(1)	Zebra Technologies Corp.	1,590,000	0.2
23,809	(1)	Zoom Video Communications, Inc.	1,758,057	0.2
8,178	(1)	Zscaler, Inc.	955,436	0.1
			140,654,855	14.9

		Materials: 6.2%
11,342		Albemarle Corp.	2,507,036	0.3
17,128		Alcoa Corp.	728,968	0.1
143,707		Amcor PLC	1,635,386	0.2
6,344		Aptargroup, Inc.	749,797	0.1
14,313		Ardagh Metal Packaging SA	58,397	0.0
4,907		Ashland, Inc.	503,998	0.1
7,889		Avery Dennison Corp.	1,411,579	0.2
21,392	(1)	Axalta Coating Systems Ltd.	647,964	0.1
29,884		Ball Corp.	1,646,907	0.2
11,773		Berry Global Group, Inc.	693,430	0.1
10,493		Celanese Corp. - Series A	1,142,583	0.1
18,973		CF Industries Holdings, Inc.	1,375,353	0.1
14,269		Chemours Co.	427,214	0.0
49,511	(1)	Cleveland-Cliffs, Inc.	907,537	0.1
69,338		Corteva, Inc.	4,181,775	0.4
11,152		Crown Holdings, Inc.	922,382	0.1
44,453		DuPont de Nemours, Inc.	3,190,392	0.3
3,464		Eagle Materials, Inc.	508,342	0.1
11,588		Eastman Chemical Co.	977,332	0.1
21,842		Element Solutions, Inc.	421,769	0.0
12,205		FMC Corp.	1,490,597	0.2
83,816	(1)	Ginkgo Bioworks Holdings, Inc.	111,475	0.0
29,630		Graphic Packaging Holding Co.	755,269	0.1
17,662		Huntsman Corp.	483,232	0.1
24,699		International Flavors & Fragrances, Inc.	2,271,320	0.2
34,415		International Paper Co.	1,241,005	0.1
6,886		Louisiana-Pacific Corp.	373,290	0.0
24,904		LyondellBasell Industries NV - Class A	2,338,236	0.2
6,027		Martin Marietta Materials, Inc.	2,139,946	0.2
32,954		Mosaic Co.	1,511,929	0.2
8,790	(1)	MP Materials Corp.	247,790	0.0
559		NewMarket Corp.	204,024	0.0
24,850		Nucor Corp.	3,838,579	0.4
11,812		Olin Corp.	655,566	0.1
8,842		Packaging Corp. of America	1,227,535	0.1
22,838		PPG Industries, Inc.	3,050,700	0.3
5,658		Reliance Steel & Aluminum Co.	1,452,635	0.2
6,349		Royal Gold, Inc.	823,529	0.1
12,365		RPM International, Inc.	1,078,722	0.1
3,910		Scotts Miracle-Gro Co.	272,683	0.0
14,122		Sealed Air Corp.	648,341	0.1
8,147		Silgan Holdings, Inc.	437,249	0.0
9,428		Sonoco Products Co.	575,108	0.1
19,958		SSR Mining, Inc.	301,765	0.0
16,131		Steel Dynamics, Inc.	1,823,771	0.2
21,753		United States Steel Corp.	567,753	0.1
16,639		Valvoline, Inc.	581,367	0.1
12,830		Vulcan Materials Co.	2,201,115	0.2
3,197		Westlake Corp.	370,788	0.0
24,556		WestRock Co.	748,221	0.1
			58,461,681	6.2

		Real Estate: 7.2%
16,648		Alexandria Real Estate Equities, Inc.	2,090,822	0.2
29,823		American Homes 4 Rent	937,933	0.1
26,041		Americold Realty Trust, Inc.	740,866	0.1
14,504		Apartment Income REIT Corp.	519,388	0.1
13,536		AvalonBay Communities, Inc.	2,274,860	0.3
15,185		Boston Properties, Inc.	821,812	0.1
28,898		Brixmor Property Group, Inc.	621,885	0.1
10,045		Camden Property Trust	1,053,118	0.1
30,547	(1)	CBRE Group, Inc.	2,224,127	0.2
14,632	(2)	Cousins Properties, Inc.	312,832	0.0
21,657		CubeSmart	1,000,987	0.1
16,375		Douglas Emmett, Inc.	201,904	0.0
3,985		EastGroup Properties, Inc.	658,800	0.1
7,172		EPR Properties	273,253	0.0

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
As of March 31, 2023 (Unaudited) (Continued)

17,208		Equity Lifestyle Properties, Inc.	1,155,173	0.1
35,888		Equity Residential	2,153,280	0.2
6,227		Essex Property Trust, Inc.	1,302,315	0.1
12,840		Extra Space Storage, Inc.	2,092,021	0.2
7,777		Federal Realty Investment Trust	768,601	0.1
12,763		First Industrial Realty Trust, Inc.	678,992	0.1
23,657		Gaming and Leisure Properties, Inc.	1,231,583	0.1
36,735		Healthcare Realty Trust, Inc.	710,088	0.1
52,951		Healthpeak Properties, Inc.	1,163,333	0.1
10,064		Highwoods Properties, Inc.	233,384	0.0
68,593		Host Hotels & Resorts, Inc.	1,131,099	0.1
3,549	(1)	Howard Hughes Corp.	283,920	0.0
13,205		Hudson Pacific Properties, Inc.	87,813	0.0
59,137		Invitation Homes, Inc.	1,846,848	0.2
27,971		Iron Mountain, Inc.	1,479,946	0.2
10,351		JBG SMITH Properties	155,886	0.0
4,625	(1)	Jones Lang LaSalle, Inc.	672,891	0.1
11,260		Kilroy Realty Corp.	364,824	0.0
58,523		Kimco Realty Corp.	1,142,954	0.1
8,377		Lamar Advertising Co.	836,779	0.1
8,151		Life Storage, Inc.	1,068,515	0.1
57,541	(2)	Medical Properties Trust, Inc.	472,987	0.1
11,125		Mid-America Apartment Communities, Inc.	1,680,320	0.2
17,534		National Retail Properties, Inc.	774,126	0.1
8,225		National Storage Affiliates Trust	343,640	0.0
22,769	(2)	Omega Healthcare Investors, Inc.	624,098	0.1
44,860	(1)	Opendoor Technologies, Inc.	78,954	0.0
21,594		Park Hotels & Resorts, Inc.	266,902	0.0
14,116		Rayonier, Inc.	469,498	0.1
60,826		Realty Income Corp.	3,851,502	0.4
16,603		Regency Centers Corp.	1,015,772	0.1
18,944		Rexford Industrial Realty, Inc.	1,130,010	0.1
10,335		SBA Communications Corp.	2,698,158	0.3
31,615		Simon Property Group, Inc.	3,539,932	0.4
6,202		SL Green Realty Corp.	145,871	0.0
13,482		Spirit Realty Capital, Inc.	537,123	0.1
11,789		Sun Communities, Inc.	1,660,834	0.2
31,765		UDR, Inc.	1,304,271	0.1
38,689		Ventas, Inc.	1,677,168	0.2
97,164		VICI Properties, Inc.	3,169,490	0.3
17,094		Vornado Realty Trust	262,735	0.0
45,848		Welltower, Inc.	3,286,843	0.4
21,230	(1),(2)	WeWork, Inc.	16,502	0.0
71,314		Weyerhaeuser Co.	2,148,691	0.2
20,228	(2)	WP Carey, Inc.	1,566,659	0.2
5,459	(1)	Zillow Group, Inc. - Class A	238,558	0.0
15,293	(1)	Zillow Group, Inc. - Class C	680,080	0.1
			67,933,556	7.2

		Utilities: 5.7%
64,650		AES Corp.	1,556,772	0.2
24,290		Alliant Energy Corp.	1,297,086	0.1
24,943		Ameren Corp.	2,154,826	0.2
18,700		American Water Works Co., Inc.	2,739,363	0.3
13,771		Atmos Energy Corp.	1,547,309	0.2
6,867		Avangrid, Inc.	273,856	0.0
12,371		Brookfield Renewable Corp.	432,366	0.0
61,063		Centerpoint Energy, Inc.	1,798,916	0.2
28,057		CMS Energy Corp.	1,722,139	0.2
34,396		Consolidated Edison, Inc.	3,290,665	0.3
31,648		Constellation Energy Corp.	2,484,368	0.3
18,696		DTE Energy Co.	2,047,960	0.2
36,439		Edison International	2,572,229	0.3
19,674		Entergy Corp.	2,119,677	0.2
22,421		Essential Utilities, Inc.	978,677	0.1
21,542		Evergy, Inc.	1,316,647	0.1
33,399		Eversource Energy	2,613,806	0.3
52,627		FirstEnergy Corp.	2,108,238	0.2
10,539		Hawaiian Electric Industries	404,698	0.0
4,876		Idacorp, Inc.	528,217	0.1
8,492		National Fuel Gas Co.	490,328	0.1
39,345		NiSource, Inc.	1,100,086	0.1
20,561		NRG Energy, Inc.	705,037	0.1
19,347		OGE Energy Corp.	728,608	0.1
159,563	(1)	PG&E Corp.	2,580,134	0.3
10,938		Pinnacle West Capital Corp.	866,727	0.1
71,422		PPL Corp.	1,984,817	0.2
48,260		Public Service Enterprise Group, Inc.	3,013,837	0.3
20,284		UGI Corp.	705,072	0.1
38,065		Vistra Corp.	913,560	0.1
30,586		WEC Energy Group, Inc.	2,899,247	0.3
52,858		Xcel Energy, Inc.	3,564,743	0.4
			53,540,011	5.7

	Total Common Stock
	(Cost $471,838,731)		935,278,474	99.0

EXCHANGE-TRADED FUNDS: 0.8%
106,244		iShares Russell Midcap Index Fund	7,428,581	0.8

	Total Exchange-Traded Funds
	(Cost $7,556,906)		7,428,581	0.8

	Total Long-Term Investments
	(Cost $479,395,637)		942,707,055	99.8

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
As of March 31, 2023 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.6%
	Repurchase Agreements: 1.3%
2,966,754	(4) Bank of America Inc., Repurchase Agreement dated 03/31/23, 4.82%, due 04/03/23 (Repurchase Amount $2,967,929, collateralized by various U.S. Government Agency Obligations, 1.500%-3.000%, Market Value plus accrued interest $3,026,089, due 11/01/49-02/01/51)	2,966,754	0.3
2,115,753	(4) Cantor Fitzgerald Securities, Repurchase Agreement dated 03/31/23, 4.83%, due 04/03/23 (Repurchase Amount $2,116,593, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $2,158,068, due 04/25/23-02/20/73)	2,115,753	0.2
1,395,430	(4) Citigroup, Inc., Repurchase Agreement dated 03/31/23, 4.81%, due 04/03/23 (Repurchase Amount $1,395,982, collateralized by various U.S. Government/U.S. Government Agency Obligations, 1.500%-7.000%, Market Value plus accrued interest $1,423,339, due 12/26/24-03/20/53)	1,395,430	0.2
2,966,754	(4) Jefferies LLC, Repurchase Agreement dated 03/31/23, 4.91%, due 04/03/23 (Repurchase Amount $2,967,951, collateralized by various U.S. Government Agency Obligations, 0.000%-5.750%, Market Value plus accrued interest $3,026,108, due 04/14/23-03/21/28)	2,966,754	0.3
2,966,754	(4) RBC Dominion Securities Inc., Repurchase Agreement dated 03/31/23, 4.82%, due 04/03/23 (Repurchase Amount $2,967,929, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.375%, Market Value plus accrued interest $3,026,089, due 04/06/23-02/20/53)	2,966,754	0.3

	Total Repurchase Agreements
	(Cost $12,411,445)	12,411,445	1.3

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.3%
2,546,000	(5) Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 4.730%
	(Cost $2,546,000)	2,546,000	0.3

	Total Short-Term Investments
	(Cost $14,957,445)	14,957,445	1 .6

	Total Investments in Securities (Cost $494,353,082)	$957,664,500	101.4
	Liabilities in Excess of Other Assets	(12,797,039)	(1.4)
	Net Assets	$944,867,461	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	Investment in affiliate
(4)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(5)	Rate shown is the 7-day yield as of March 31, 2023.

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
As of March 31, 2023 (Unaudited) (Continued)

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2023 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2023
Asset Table
Investments, at fair value
Common Stock*	$935,278,474	$–	$–	$935,278,474
Exchange-Traded Funds	7,428,581	–	–	7,428,581
Short-Term Investments	2,546,000	12,411,445	–	14,957,445
Total Investments, at fair value	$945,253,055	$12,411,445	$–	$957,664,500
Other Financial Instruments+
Futures	5,005	–	–	5,005
Total Assets	$945,258,060	$12,411,445	$–	$957,669,505

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2023, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2022	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 3/31/2023	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions

Voya Financial, Inc.	$773,606	$30,254	$(113,246)	$(16,746)	$673,868	$11,295	$139,098	$-
	$773,606	$30,254	$(113,246)	$(16,746)	$673,868	$11,295	$139,098	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2023, the following futures contracts were outstanding for Voya Russell™ Mid Cap Index Portfolio:
Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
S&P Mid 400 E-Mini	12	06/16/23	$3,035,640	$5,005
			$3,035,640	$5,005

At March 31, 2023, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $507,214,396.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$516,759,838
Gross Unrealized Depreciation	(66,304,729)
Net Unrealized Appreciation	$450,455,109